Organization (Details Narrative) - USD ($)	Dec. 30, 2020	Dec. 29, 2020	Sep. 23, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020	Oct. 02, 2017	Sep. 27, 2017	Aug. 24, 2017	Aug. 07, 2018
Number of common stock issued	$ 163,000	$ 41,051	$ 48,000	$ 60,000	$ 26,778	$ 72,800
CARE [Member]
Business acquisition, percentage of voting interests acquired							100.00%
Number of common stock issued							$ 902,700
Cash							586,890
CARE [Member] | Promissory Note [Member]
Debt							$ 315,810
CFSI [Member]
Business acquisition, percentage of voting interests acquired							100.00%
Number of common stock issued							$ 597,300
Cash							418,110
CFSI [Member] | Promissory Note [Member]
Debt							$ 179,190
Georgia Limited Liability Company [Member]
Reverse stock split description								Reverse stock split of 1 share for 1000 shares
Number of shares acquired for exchange									85,000,000
Agreement [Member] | St. James Capital Management, LLC. [Member]
Cancellation of shares									3,000,000
Reverse stock split description								Reverse stock split of 1 share for 1000 shares
Agreement [Member] | Mirabile Corporate Holdings, Inc. [Member] | Chief Executive Officer [Member]
Equity ownership interest percentage										750.00%